Other Comprehensive Income (Loss) (Schedule Of Comprehensive Income (Loss)) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Other Comprehensive Income (Loss), before Tax [Abstract]
Foreign currency translation adjustments, Before-tax amount	¥ 17,250	¥ 1,422	¥ (3,231)
Net unrealized gains (losses) arising during the year, Before-tax amount	321	(509)	(540)
Less reclassification adjustments for net gains (losses) realized in earnings, Before-tax amount	(1)	1,267	423
Net unrealized gains (losses), Before-tax amount	320	758	(117)
Pension related adjustment, Before-tax amount	(1,908)	(7,191)	(121)
Other comprehensive income (loss), Before-tax amount	15,662	(5,011)	(3,469)
Foreign currency translation adjustments, Tax (expense) or benefit
Net unrealized gains (losses) arising during the year, Tax (expense) or benefit	(156)	293	229
Less reclassification adjustments for net gains (losses) realized in earnings, Tax (expense) or benefit	10	(449)	(171)
Net unrealized gains (losses), Tax (expense) or benefit	(146)	(156)	58
Pension related adjustment, Tax (expense) or benefit	129	863
Other comprehensive income (loss), Tax (expense) or benefit	(17)	707	58
Foreign currency translation adjustments, Net-of-tax amount	17,250	1,422	(3,231)
Net unrealized gains (losses) arising during the year, Net-of-tax amount	165	(216)	(311)
Less reclassification adjustments for net gains (losses) realized in earnings, Net-of-tax amount	9	818	252
Net unrealized gains (losses), Net-of-tax amount	174	602	(59)
Pension related adjustment, Net-of-tax amount	(1,779)	(6,328)	(121)
Total other comprehensive income (loss)	¥ 15,645	¥ (4,304)	¥ (3,411)